Explanation of inputs, assumptions and estimation techniques used to apply impairment requirements (Details)	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2017	Dec. 31, 2016 MXN ($)	Dec. 31, 2016 CAD ($)	Dec. 31, 2015 CAD ($)
Statement [Line Items]
Gold price used in assumptions, short term	$ 1,250	$ 1,100
Gold price used in assumptions, long term	$ 1,300	1,200
Exchange rate used in assumptions, short term				$ 18	$ 1.30	$ 1.40
Exchange rate used in assumptions, long term		$ 25		$ 20	$ 1.30	$ 1.40
Bottom of range [Member]
Statement [Line Items]
Discount rate applied to cash flow projections	6.50%	5.00%		6.50%	6.50%	5.00%
Top of range [Member]
Statement [Line Items]
Discount rate applied to cash flow projections	8.50%	7.00%		8.50%	8.50%	7.00%
San Dimas [Member]
Statement [Line Items]
Discount rate applied to cash flow projections	7.75%		7.39%	7.75%	7.75%
Useful lives or depreciation rates	17 years
Black Fox Complex [Member]
Statement [Line Items]
Discount rate applied to cash flow projections	2.34%			2.34%	2.34%
Useful lives or depreciation rates	5 years	11 years